Acquisitions - Contractually Required Principal and Interest Cash Payments, Management's Estimates of Expected Total Cash Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jul. 01, 2014
Business Acquisition [Line Items]
Contractually required principal and interest	$ 6,532
MidSouth Bank [Member]
Business Acquisition [Line Items]
Contractually required principal and interest		8,510
Non-accretable difference		(1,745)
Cash flows expected to be collected		6,765
Accretable yield		(1,238)
Total purchased credit-impaired loans		$ 5,527